Equity - Other Equity Instruments Narrative (Details) - EUR (€) € in Millions	1 Months Ended			12 Months Ended
	Oct. 31, 2024	Mar. 31, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Retained earnings
Disclosure of detailed information about borrowings [line items]
Payments on undated deeply subordinated securities				€ 249	€ 239	€ 201
Telefónica Europe, B.V. Fund raising in capital markets
Disclosure of detailed information about borrowings [line items]
Amount repurchased	€ 203	€ 1,097	€ 200
Subordinated securities, issued January 2023 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 1,100
Subordinated securities, issued September 2023 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings							€ 750